Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	$ 92,101		$ 226,721		$ 108,606
- Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	396,416		(222,166)		98,741
Cash flow hedge, net of income tax	17,124	[1]	27,748	[2]	16,060	[3]
- Items that will not be reclassified to profit or loss:
Revaluation surplus net of income tax (Note 12)	(268,415)		122,793		(46,903)
Other comprehensive income / (loss) for the year	145,125		(71,625)		67,898
Total comprehensive income for the year	237,226		155,096		176,504
Attributable to:
Equity holders of the parent	234,166		155,044		174,705
Non-controlling interest	$ 3,060		$ 52		$ 1,799

[1]	Net of $(7,092) of Income tax.
[2]	Net of $(8,498) of Income tax
[3]	Net of ($7,337) of income tax.